ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Tables)	12 Months Ended
Sep. 30, 2024
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Schedule of accrued expenses and other current liabilities

	As of September 30,
	2024	2023
VAT payable	$3,882,740	$3,165,668
Other tax payables	49,557	40,654
Other	328,784	1,758,571
Total	$4,261,081	$4,964,893